Cash and cash equivalents and borrowings (Details) - Exinfrastructure project [Member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	€ 2,889	€ 3,449
Corporate bonds and debentures [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	2,292	2,590
Euro commercial paper [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	249	500
Corporate liquidity lines [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	312	296
Other borrowings [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	36	63
Long-term borrowings [member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	1,836	2,571
Long-term borrowings [member] | Corporate bonds and debentures [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	1,773	2,270
Long-term borrowings [member] | Euro commercial paper [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	0	0
Long-term borrowings [member] | Corporate liquidity lines [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	60	296
Long-term borrowings [member] | Other borrowings [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	3	5
Short-term borrowings [member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	1,052	879
Short-term borrowings [member] | Corporate bonds and debentures [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	518	320
Short-term borrowings [member] | Euro commercial paper [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	249	500
Short-term borrowings [member] | Corporate liquidity lines [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	252	0
Short-term borrowings [member] | Other borrowings [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	€ 33	€ 58